Huntington VA Macro 100 Fund

The Huntington Funds

Supplement dated July 28, 2011, to the Prospectus dated May 2, 2011 (Huntington VA Funds) and the Statement of Additional Information dated May 2, 2011.

Huntington VA Macro 100 Fund — Principal Investment Strategy Change and Portfolio Manager Change

The Board voted to add disclosure to the Huntington VA Macro 100 Fund’s principal investment strategies section relating to the Fund’s use of active and frequent trading to pursue its investment objective.

The following sentence is hereby added to the end of the section in the summary entitled “Principal Investment Strategies”:

“The Fund may engage in active and frequent trading of securities to pursue its investment objective.”

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	HUNTINGTON FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000810695
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug 2, 2011
Document Effective Date	dei_DocumentEffectiveDate	Aug 2, 2011
Prospectus Date	rr_ProspectusDate	May 2, 2011
Huntington VA Macro 100 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hf810695_SupplementTextBlock

The Huntington Funds

Supplement dated July 28, 2011, to the Prospectus dated May 2, 2011 (Huntington VA Funds) and the Statement of Additional Information dated May 2, 2011.

Huntington VA Macro 100 Fund — Principal Investment Strategy Change and Portfolio Manager Change

The Board voted to add disclosure to the Huntington VA Macro 100 Fund’s principal investment strategies section relating to the Fund’s use of active and frequent trading to pursue its investment objective.

The following sentence is hereby added to the end of the section in the summary entitled “Principal Investment Strategies”:

“The Fund may engage in active and frequent trading of securities to pursue its investment objective.”